Fees Summary	Jul. 28, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,280,000.00
Previously Paid Amount	0.00
Total Fee Amount	195.97
Total Offset Amount	0.00
Net Fee	$ 195.97
Narrative - Max Aggregate Offering Amount | shares	1,280,000.00
Final Prospectus	true